UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)



-----------------------------------------------
  JAPAN SMALLER                         Value
  COMPANIES FUND             Shares     (000)
===============================================

  COMMON STOCK (83.5%)
  COMMERCIAL SERVICES (5.0%)
    CONSULTING SERVICES (5.0%)
    ASK Planning Center (A)    335,000  $   949
                                        -------

  ENGINEERING & CONSTRUCTION (3.4%)
    BUILDING & CONSTRUCTION -
       MISCELLANEOUS (3.4%)
    Shinnihon (A)              272,700      645
                                        -------

  HEALTH CARE (0.5%)
    MEDICAL INSTRUMENTS (0.5%)
    Topcon (A)                  15,200      100
                                        -------

  HOME BUILDERS (1.9%)
    BUILDING-RESIDENTIAL/COMMERCIAL (1.9%)
    Token (A)                    9,860      352
                                        -------

  REAL ESTATE (31.7%)
    REAL ESTATE MANAGEMENT/SERVICES (20.9%)
    Arnest One (A)             112,400      453
    Azel (A)                   994,000    2,476
    Iida Home Max (A)           13,800       86
    TOC (A)                     62,000      466
    Yasuragi                    82,100      254
    Zephyr (A)                     333      214
                                        -------
                                          3,949
                                        -------

    REAL ESTATE
    OPERATIONS/DEVELOPMENT (10.8%)
    Shin-Nihon Tatemono (A)    170,700      891
    Suncity (A)                  1,564      336
    Touei Housing (A)           97,300      815
                                          2,042
                                        -------
                                          5,991
                                        -------
  REITS (9.7%)
    REITS-APARTMENTS (6.2%)
    FC Residential
       Investment (A)              274    1,162
                                        -------
    REITS-HOTEL (3.5%)
    Nippon Hotel Fund
       Investment (A)              178      668
                                        -------
                                          1,830
                                        -------

-----------------------------------------------
                                        Value
                             Shares     (000)
===============================================

  RETAIL (21.0%)
    RETAIL-APPAREL/SHOE (3.9%)
    Right On (A)                 74,20  $   655
    United Arrows (A)            9,400       77
                                        -------
                                            732
    RETAIL-BUILDING PRODUCTS (3.8%)
    Arc Land Sakamoto (A)       63,000      724
                                        -------
    RETAIL-DRUG STORE (5.3%)
    Welcia Kanto (A)            28,500    1,005
                                        -------
    RETAIL-RESTAURANTS (3.9%)
    Joyfull (A)                 79,500      741
                                        -------
    RETAIL-SPORTING GOODS (3.3%)
    Xebio (A)                   27,200      621
                                        -------
    RETAIL-VISION SERVICE CENTER (0.8%)
    Megane TOP (A)              20,200      160
                                        -------
                                          3,983
                                        -------
  STORAGE/WAREHOUSING (10.3%)
    STORAGE/WAREHOUSING (10.3%)
    Shibusawa
       Warehouse (A)           308,000    1,960
                                        -------
  TOTAL COMMON STOCK
    (Cost $21,836)                       15,810
                                        -------

  CASH EQUIVALENT (0.3%)
    Union Bank of
       California Money
       Market Fund,
       2.390% (B)               47,488       47
                                        -------
  TOTAL CASH EQUIVALENT
    (Cost $47)                               47
                                        -------
  TOTAL INVESTMENTS (83.8%)
    (Cost $21,883) +                    $15,857
                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $18,926 (000).

(A) AS OF JANUARY 31, 2008, THE TOTAL MARKET VALUE OF FAIR VALUED SECURITIES WAS $15,556(000) OR 82.2% NET ASSETS.

(B)    THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.


REITS -- REAL ESTATE INVESTMENT TRUSTS

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)



+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,883 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $576
     (000) AND $(6,602)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.